Other receivables and prepaid expenses	12 Months Ended
Dec. 31, 2025
Disclosure of other receivables and prepaid expenses [Abstract]
Other receivables and prepaid expenses
Note 14 – Other receivables and prepaid expenses

	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Advances to suppliers	654	5,991	205
Prepaid expenses	399	438	125
Others	1,191	955	373
	2,244	7,384	703